Receivables - Summary of Accounts and Notes Receivables (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017		Jun. 30, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 18,957	$ 19,795	[1]	$ 18,890
Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	9,076	9,725		9,617
Wholesale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	9,804	10,001		9,208
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 77	$ 69		$ 65

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).